Investment Risks - Lisanti Small Cap Growth Fund	May 01, 2026
Equity Risk
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Equity Risk. Equity securities, which include common stocks, convertible securities, preferred stocks, warrants and sponsored and unsponsored ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Market Events Risk
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Market Events Risk. Disruptive events with geopolitical consequences, including tensions, war, or open conflict between nations, and pandemics, may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, which may negatively impact the Fund’s NAV.

Small Capitalization Company Risk
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Small Capitalization Company Risk. Small capitalization companies may have more limited product lines, markets, and management teams, which could make their financial status less secure and predictable. Securities issued by small capitalization companies may be less liquid and their prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Growth Company Risk
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Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it.

Initial Public Offering Risk
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Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

Healthcare Sector Risk
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Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations changing costs of medical products and services, limited product lines, and product liability claims, among other things. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

Information Technology Sector Risk
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Information Technology Sector Risk. The information technology sector includes, for example, artificial intelligence, internet, semiconductor, software, hardware and technology equipment companies. This sector can be affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

Industrials Sector Risk
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Industrials Sector Risk. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Consumer Discretionary Sector Risk
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Consumer Discretionary Sector Risk. The Fund’s performance could be negatively impacted by events affecting this sector. Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers’ disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. Investments in this sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products. The prices of raw materials fluctuate in response to a number of factors, including changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies and seasonal and weather conditions. Companies in the consumer discretionary sector may be subject to severe competition, which may also have an adverse impact on their profitability.

Portfolio Turnover Risk
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Portfolio Turnover Risk. This Fund incurs high portfolio turnover. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders. The Adviser can engage in frequent trading on occasion, if it believes it is in the Fund’s best interests and in the implementation of its strategy.

This frequent trading can affect performance through increased brokerage and other transaction costs, such as increased custody costs.

Management Risk
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Risk [Text Block]	Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.
Risk Lose Money [Member]
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Risk [Text Block]	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.